[Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP]

July 9, 2010

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:           Claymore/Guggenheim Strategic Opportunities Fund N-2 Filing

Ladies and Gentlemen:

On behalf of Claymore/Guggenheim Strategic Opportunities Fund (the "Fund"), we are enclosing herewith for filing pursuant to the Securities Act of 1933, as amended (the "Securities Act"), and the General Rules and Regulations of the Securities and Exchange Commission (the "Commission") thereunder, and the Investment Company Act of 1940, as amended, and the General Rules and Regulations of the Commission thereunder, one electronically signed Registration Statement on Form N-2 filed therewith (the "Registration Statement").  The Registration Statement relates to the offering of the Fund’s common shares on a delayed or continuous basis in reliance on Rule 415 under the Securities Act.

A fee of $71.30 to cover the registration fee under the Securities Act has been paid.

If you have any questions or require any further information with respect to this Registration Statement, please call me at (312) 407-0570 or Kevin Hardy at (312) 407-0641.

Very truly yours,

/s/ Thomas A. Hale
Thomas A. Hale

Enclosure